Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right-of-use assets
Lease information where PEMEX is a lessee is presented as follows:
i.Rights of use assets are as follow:

	Rights of use assets
	Transportation and storage equipment		Plants	Drilling equipment	Rights of use	Port facilities	Buildings	Lands	Catalyst	Machinery and Equipment	Total
Balance as of January 1, 2023	Ps.	19,258,587	20,075,267	5,899,525	1,576,924	2,614,953	68,564	27,027	—	—	Ps.	49,520,847
Depreciation of the year	(3,495,211)		(1,869,775)	(122,883)	(80,269)	(196,422)	(37,573)	(5,810)	(77,243)	(1,654)	(5,886,840)
Additions	2,163,251		—	—	—	367,830	48,581	—	—	139,644	2,719,306
Cancellations	(12,766)		(2,565,518)	(357,899)	—	(106,267)	(7,873)	(804)	357,899	—	(2,693,228)
Currency translation effect	(345,058)		—	—	—	(59,603)	(4,453)	(266)	(47,525)	—	(456,905)
Balance as of December 31, 2023	Ps.	17,568,803	15,639,974	5,418,743	1,496,655	2,620,491	67,246	20,147	233,131	137,990	Ps.	43,203,180
Depreciation of the year	(3,724,213)		(1,691,204)	(123,692)	(79,744)	(181,234)	(31,637)	(1,586)	(85,242)	(111,642)	(6,030,194)
Cancellations	(257,031)		—	—	—	—	(3,401)	—	—	(77,421)	(337,853)
Additions	4,058,802		—	—	—	119,709	18,430	—	—	328,424	4,525,365
Currency translation effect	489,269		—	—	—	64,525	7,657	5,346	36,933	305	604,035
Balance as of December 31, 2024	Ps.	18,135,630	13,948,770	5,295,051	1,416,911	2,623,491	58,295	23,907	184,822	277,656	Ps.	41,964,533
Estimated useful life	1 to 10 years		14 years	10 years	23 years	20 years	1 to 5 years	5 years	5 years	1 to 5 years

Summary of leases liabilities
ii.Leases liabilities are as follows:

	2024		2023
Lease liabilities recognized at January 1	Ps.	41,848,333	51,131,575
Additions	4,525,365		2,694,129
Cancellations	(337,853)		(2,816,690)
Payments of principal	(6,335,772)		(5,484,624)
Accrued interest	3,224,719		3,472,355
Interests paid	(2,128,875)		(2,291,356)
Foreign Exchange	6,029,349		(4,857,056)
Lease liabilities at December 31,	Ps.	46,825,266	41,848,333

Summary of lease liabilities recognized in statement of comprehensive income
iii.Amounts recognized in the statement of comprehensive Income

	2024		2023
Depreciation of rights of use	Ps.	6,030,194	Ps.	5,886,840
Interests from lease liabilities	3,422,669		3,948,398
Expenses related to short-term leases	671,277		609,927

Summary of lease liabilities recognized in statement of cash flows	iv.Amounts recognized in the statement of cash flows

	2024		2023
Lease payments (principal and interest)	Ps.	(8,464,647)	Ps.	(7,775,980)